PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 2,942	$ 1,572
Accumulated depreciation	1,426	1,188
Property and equipment, net	1,516	384
Depreciation expenses	286	123	$ 87
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,885	649
Accumulated depreciation	603	373
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	615	499
Accumulated depreciation	410	408
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	442	424
Accumulated depreciation	$ 413	$ 407